Bullion (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Bullion [Abstract]
Disclosure of detailed information about bullion [Table Text Block]	Bullion held by the Company was comprised of the following:

	Cost	Fair value
	December 31, 2023	December 31, 2023
Gold bullion	$5,535	$5,743
Silver bullion	13,139	13,448
	$18,674	$19,191